THE AMERICAN
LIFE INSURANCE
COMPANY
OF NEW YORK











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                                                              THE DIRECT ANNUITY
                                    A Flexible Premium Deferred Variable Annuity







                                                                     MAY 3, 2004
                                                                      PROSPECTUS
                                                     THE AMERICAN LIFE INSURANCE
                                                             COMPANY OF NEW YORK
                                                 THE AMERICAN SEPARATE ACCOUNT 5




ISSUED BY                              This cover is not part of the prospectus.


The American Life Insurance Company of New York



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THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
New York, NY

Administrative Offices:
9920 Corporate Campus Drive
Suite 1000
Louisville, KY 40223













                               ANNUITIES ARE NOT FDIC INSURED. ANNUITIES ARE NOT OBLIGATIONS OF ANY BANK. THE FINANCIAL INSTITUTION DOES NOT GUARANTEE
        PERFORMANCE BY THE INSURER ISSUING THE ANNUITY, NOR IS IT INSURED BY THE
                                      FDIC, NCUSIF, OR ANY OTHER FEDERAL ENTITY.



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                                                              americanlifeny.com

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                                                              ALNY-DIR-PROS-0504
                             (c)2004 AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
RETIRE ON YOUR TERMS(SM)
  VARIABLE ANNUITIES